Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator
Net loss attributable to the Company - basic	$ (1,171,183)	$ (60,647)
Net loss attributable to the Company - diluted	$ (1,171,183)	$ (60,647)
Denominator
Weighted average shares – basic	724,048,222	723,712,382
Weighted average shares – diluted	724,048,222	723,712,382
Net loss per share attributable to the Company
Basic	$ (1.62)	$ (0.08)
Diluted	$ (1.62)	$ (0.08)